Accounts receivable - Net: Expected loss rate (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected loss rate:
Accounts receivables	$ 1,458,653	$ 1,195,559
Impairment provision	346,183	191,766	$ 179,639
Mexico
Expected loss rate:
Accounts receivables	65,452
Impairment provision	$ 199,400	$ 128,930
Mexico | Current
Expected loss rate:
Expected credit loss rate	0.00%	0.02%
Accounts receivables	$ 474,854
Mexico | Three months
Expected loss rate:
Expected credit loss rate	0.02%	0.02%
Accounts receivables	$ 59,819	$ 1,012
Impairment provision	$ 784
Mexico | Six months
Expected loss rate:
Expected credit loss rate	19.20%	0.02%
Accounts receivables	$ 14,292	$ 1,733
Impairment provision	$ 2,744
Mexico | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 66,816	$ 126
Impairment provision	$ 66,816
Mexico | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 129,056	$ 128,930
Impairment provision	129,056	128,930
Puerto Rico (Aerostar)
Expected loss rate:
Impairment provision	$ 88,331	$ 37,489
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate	5.40%	1.00%
Accounts receivables	$ 444,515	$ 159,796
Impairment provision	$ 23,984	1,599
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Expected credit loss rate	5.10%
Accounts receivables	$ 60,421	97,697
Impairment provision	$ 3,084	$ 3,611
Puerto Rico (Aerostar) | Three months | Minimum
Expected loss rate:
Expected credit loss rate		2.50%
Puerto Rico (Aerostar) | Three months | Maximum
Expected loss rate:
Expected credit loss rate		5.00%
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate	43.70%	15.00%
Accounts receivables	$ 3,702	$ 2,176
Impairment provision	$ 1,619	$ 544
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate	88.00%	50.00%
Accounts receivables	$ 4,896	$ 712
Impairment provision	$ 4,284	$ 499
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 55,360	$ 31,236
Impairment provision	55,360	31,236
Colombia (Airplan)
Expected loss rate:
Impairment provision	$ 58,452	$ 25,347
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate	0.70%	0.83%
Accounts receivables	$ 73,865	$ 114,858
Impairment provision	$ 516	$ 953
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 1,610	$ 52,410
Impairment provision	$ 110	$ 435
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 37,214	$ 15,357
Impairment provision	$ 25,593	$ 15,357
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 32,233	$ 8,602
Impairment provision	$ 32,233	$ 8,602